UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00862

The Growth Fund of America, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: May 31, 2007

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments
[logo – American Funds®]

The Growth Fund of America®
Investment portfolio

May 31, 2007

 unaudited

Common stocks — 89.63%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 19.39%
Microsoft Corp.	143,500,000	$4,401,145
Google Inc., Class A1	7,761,400	3,863,237
Nokia Corp. (ADR)	63,152,274	1,729,109
Nokia Corp.	55,128,000	1,509,119
Oracle Corp.[1]	162,958,700	3,158,140
Cisco Systems, Inc.[1]	78,190,000	2,104,875
Texas Instruments Inc.	48,149,000	1,702,549
Intel Corp.	40,470,000	897,220
Yahoo! Inc.[1]	31,000,000	889,700
Applied Materials, Inc.	46,125,000	880,988
Samsung Electronics Co., Ltd.	1,465,103	845,009
International Business Machines Corp.	7,245,000	772,317
Linear Technology Corp.[2]	19,850,000	712,417
KLA-Tencor Corp.[2]	12,940,000	711,441
Analog Devices, Inc.[2]	18,916,666	684,972
Xilinx, Inc.[2]	22,700,000	646,496
Taiwan Semiconductor Manufacturing Co. Ltd.	231,399,657	477,792
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	12,705,618	138,618
Symantec Corp.[1]	27,800,000	555,722
Altera Corp.[2]	23,950,000	546,299
Dell Inc.[1]	17,760,000	477,211
Maxim Integrated Products, Inc.	15,140,000	465,555
Advanced Micro Devices, Inc.[1,2]	32,240,000	460,065
EMC Corp.[1]	24,000,000	405,360
Intuit Inc.[1]	12,900,000	393,450
Paychex, Inc.	8,950,000	361,580
Kyocera Corp.	3,500,000	343,763
CDW Corp.[2]	4,000,000	340,560
Hon Hai Precision Industry Co., Ltd.	46,838,236	331,115
eBay Inc.[1]	9,700,000	315,832
Micron Technology, Inc.[1]	25,600,000	311,808
Accenture Ltd, Class A	7,125,000	291,697
ASML Holding NV (New York registered)[1]	9,625,000	248,036
Microchip Technology Inc.	6,005,000	243,683
Marvell Technology Group Ltd.[1]	15,000,000	235,800
Jabil Circuit, Inc.	10,100,000	232,300
Flextronics International Ltd.[1]	19,925,000	230,134
Automatic Data Processing, Inc.	4,500,000	223,650
Iron Mountain Inc.[1]	7,750,000	213,047
Mediatek Incorporation	11,869,477	187,942
Hirose Electric Co., Ltd.	1,361,200	176,620
Canon, Inc.	3,000,000	176,398
Lam Research Corp.[1]	3,000,000	160,980
NAVTEQ Corp.[1]	3,733,000	159,884
Motorola, Inc.	8,276,500	150,550
Corning Inc.[1]	6,000,000	150,000
Rohm Co., Ltd.	1,561,000	140,243
Fiserv, Inc.[1]	2,250,000	133,312
Sun Microsystems, Inc.[1]	23,326,700	118,966
Nintendo Co., Ltd.	325,000	113,565
Nortel Networks Corp.[1]	4,174,386	108,868
Murata Manufacturing Co., Ltd.	1,490,000	105,231
Solectron Corp.[1]	29,975,000	101,915
Teradyne, Inc.[1]	4,975,000	84,674
Diebold, Inc.	1,468,000	72,783
AU Optronics Corp.	34,999,740	54,041
Quanta Computer Inc.	34,266,378	51,872
LG.Philips LCD Co., Ltd. (ADR)[1]	2,000,000	40,360
LSI Corp.[1]	3,291,686	28,572
National Instruments Corp.	300,000	9,456
		35,678,043

ENERGY — 13.13%
Schlumberger Ltd.	44,161,000	3,438,817
Baker Hughes Inc.[2]	20,554,000	1,695,294
Suncor Energy Inc.	18,424,414	1,599,779
Canadian Natural Resources, Ltd.	21,893,350	1,454,850
Devon Energy Corp.	16,919,900	1,299,110
EOG Resources, Inc.[2]	15,810,000	1,215,789
Transocean Inc.[1]	10,339,900	1,015,792
Halliburton Co.	26,133,720	939,507
Petro-Canada	18,385,900	927,544
Cameco Corp. (Canada)	9,000,000	466,321
Cameco Corp.	7,410,000	385,098
ConocoPhillips	9,353,300	724,226
Smith International, Inc.[2]	12,958,000	719,299
BG Group PLC	46,516,737	711,000
Occidental Petroleum Corp.	11,330,000	622,810
Imperial Oil Ltd.	12,591,854	583,218
OAO LUKOIL (ADR)	7,237,000	544,222
CONSOL Energy Inc.[2,3]	7,400,000	359,566
CONSOL Energy Inc.[2]	3,456,400	167,946
Nexen Inc.	17,028,512	509,677
BJ Services Co.[2]	16,225,000	475,879
Hess Corp.	7,500,000	444,150
Southwestern Energy Co.[1,2]	9,220,000	438,872
Apache Corp.	5,000,000	403,750
Newfield Exploration Co.[1,2]	8,264,800	397,041
MOL Magyar Olaj- és Gázipari Rt., Class A	3,000,000	387,495
Anadarko Petroleum Corp.	6,750,000	335,138
Exxon Mobil Corp.	3,900,000	324,363
Norsk Hydro ASA (ADR)	7,839,000	279,539
Talisman Energy Inc.	13,755,000	278,539
Chevron Corp.	2,378,732	193,843
Arch Coal, Inc.	4,800,000	193,824
Peabody Energy Corp.	2,830,000	152,933
Murphy Oil Corp.	2,318,000	136,762
National Oilwell Varco Inc.[1]	1,310,000	123,730
Diamond Offshore Drilling, Inc.	1,300,000	122,681
Rowan Companies, Inc.	2,200,000	86,856
		24,155,260

HEALTH CARE — 12.73%
Roche Holding AG	19,680,000	3,612,660
Medtronic, Inc.	45,569,000	2,422,904
Schering-Plough Corp.	46,368,739	1,518,113
WellPoint, Inc.[1]	14,294,300	1,163,699
Eli Lilly and Co.	17,480,000	1,024,678
Cardinal Health, Inc.	14,132,038	1,024,007
Zimmer Holdings, Inc.[1]	11,503,700	1,013,016
Genentech, Inc.[1]	12,650,000	1,009,090
Amgen Inc.[1]	17,608,000	991,859
Stryker Corp.	14,323,000	964,081
Gilead Sciences, Inc.[1]	11,380,000	941,923
UnitedHealth Group Inc.	13,935,000	763,220
C. R. Bard, Inc.[2]	6,224,500	525,410
Novo Nordisk A/S, Class B	4,763,700	501,623
Alcon, Inc.	3,239,864	447,296
Aetna Inc.	8,060,000	426,616
Celgene Corp.[1]	6,800,000	416,432
Allergan, Inc.	3,285,000	409,081
Biogen Idec Inc.[1]	6,775,000	353,791
St. Jude Medical, Inc.[1]	7,900,000	337,251
Forest Laboratories, Inc.[1]	6,500,000	329,615
AstraZeneca PLC (Sweden)	6,028,000	319,131
Merck & Co., Inc.	6,000,000	314,700
Abbott Laboratories	5,500,000	309,925
McKesson Corp.	4,900,000	309,337
Medco Health Solutions, Inc.[1]	3,327,000	258,708
Teva Pharmaceutical Industries Ltd. (ADR)	6,599,307	258,693
Boston Scientific Corp.[1]	16,491,151	258,416
Intuitive Surgical, Inc.[1]	1,475,000	203,004
Johnson & Johnson	2,800,000	177,156
MedImmune, Inc.[1]	3,055,000	176,823
CIGNA Corp.	1,000,000	167,630
Cephalon, Inc.[1]	1,400,000	116,214
Amylin Pharmaceuticals, Inc.[1]	2,425,000	112,156
Sepracor Inc.[1]	2,000,000	97,400
Abraxis BioScience, Inc.[1]	2,200,000	54,164
Affymetrix, Inc.[1]	2,000,000	51,960
Martek Biosciences Corp.[1]	1,507,500	31,552
Applera Corp., Celera group[1]	528,800	7,059
		23,420,393

CONSUMER DISCRETIONARY — 11.60%
Lowe’s Companies, Inc.[2]	94,614,400	3,105,245
Target Corp.[2]	45,484,502	2,839,597
Carnival Corp., units[2]	31,600,000	1,593,904
Time Warner Inc.	58,000,000	1,239,460
Best Buy Co., Inc.	22,663,400	1,094,416
News Corp., Class A	48,234,800	1,065,507
Kohl’s Corp.[1]	12,840,000	967,109
MGM Mirage, Inc.[1]	10,439,848	830,281
Comcast Corp., Class A1	18,547,464	508,386
Comcast Corp., Class A, special nonvoting stock[1]	6,000,000	163,080
Johnson Controls, Inc.	5,593,800	613,640
YUM! Brands, Inc.	8,028,000	543,656
Limited Brands, Inc.[2]	20,700,000	543,375
Las Vegas Sands Corp.[1]	6,312,943	492,536
Liberty Media Holding Corp., Liberty Interactive, Series A1	20,262,500	490,960
Royal Caribbean Cruises Ltd.	9,725,000	422,843
Magna International Inc., Class A	4,401,000	392,349
Starbucks Corp.[1]	12,386,800	356,864
Garmin Ltd.	5,452,600	350,766
Apollo Group, Inc., Class A1	6,235,000	299,093
Expedia, Inc.[1]	12,375,000	297,371
Harman International Industries, Inc.	2,481,700	294,454
Shaw Communications Inc., Class B, nonvoting	6,000,000	250,020
Harrah’s Entertainment, Inc.	2,721,036	232,513
CarMax, Inc.[1]	9,546,600	229,118
International Game Technology	5,500,000	221,045
Nikon Corp.	6,856,000	173,413
Boyd Gaming Corp.	3,458,500	173,063
Ross Stores, Inc.	5,067,000	166,400
Toyota Motor Corp.	2,730,000	163,661
Lennar Corp., Class A	3,500,000	159,775
OSI Restaurant Partners, Inc.	3,720,000	151,404
Harley-Davidson, Inc.	2,109,500	128,869
IAC/InterActiveCorp[1]	3,454,900	119,540
Getty Images, Inc.[1]	2,050,000	102,602
Brinker International, Inc.	3,000,000	95,880
TJX Companies, Inc.	3,000,000	83,910
Gentex Corp.	4,600,000	81,650
H&R Block, Inc.	3,250,000	76,993
Discovery Holding Co., Class A1	2,994,500	70,011
DreamWorks Animation SKG, Inc., Class A1	2,085,000	62,300
XM Satellite Radio Holdings Inc., Class A1	5,367,555	62,156
E. W. Scripps Co., Class A	1,000,000	45,620
		21,354,835

INDUSTRIALS — 8.38%
General Electric Co.	66,410,000	2,495,688
Tyco International Ltd.	45,213,900	1,508,336
United Parcel Service, Inc., Class B	18,383,500	1,323,061
Boeing Co.	12,400,000	1,247,316
Caterpillar Inc.	14,666,000	1,152,454
General Dynamics Corp.	11,641,400	934,106
Illinois Tool Works Inc.	15,040,000	792,909
Mitsubishi Heavy Industries, Ltd.	130,289,000	790,700
Southwest Airlines Co.[2]	48,263,877	690,656
FedEx Corp.	5,125,000	572,053
Deutsche Post AG	15,460,000	491,637
Lockheed Martin Corp.	3,330,000	326,673
Robert Half International Inc.	8,310,000	292,013
Raytheon Co.	4,700,000	261,320
Bombardier Inc., Class B1	51,528,250	256,244
Union Pacific Corp.	2,000,000	241,360
Northrop Grumman Corp.	3,182,000	240,591
United Technologies Corp.	3,340,000	235,637
Monster Worldwide, Inc.[1]	4,939,500	233,194
UAL Corp.[1]	5,000,000	196,300
Allied Waste Industries, Inc.[1]	14,000,000	188,440
Mitsubishi Corp.	7,400,000	180,184
Burlington Northern Santa Fe Corp.	1,885,000	175,550
ChoicePoint Inc.[1]	3,440,000	150,878
Continental Airlines, Inc., Class B1	3,400,000	136,578
Avery Dennison Corp.	1,598,000	104,301
Cintas Corp.	2,500,000	95,900
JetBlue Airways Corp.[1]	6,216,000	67,008
Ryanair Holdings PLC (ADR)[1]	733,236	30,275
		15,411,362

FINANCIALS — 8.19%
Fannie Mae	43,724,700	2,794,883
American International Group, Inc.	28,675,200	2,074,364
Freddie Mac	22,602,300	1,509,608
Citigroup Inc.	19,066,000	1,038,906
Banco Bradesco SA, preferred nominative (ADR)	35,796,600	908,876
Berkshire Hathaway Inc., Class A1	8,030	879,205
State Street Corp.	8,186,100	558,865
Wells Fargo & Co.	13,010,000	469,531
Marsh & McLennan Companies, Inc.	13,175,000	432,535
Banco Bilbao Vizcaya Argentaria, SA	16,120,000	407,237
Mitsubishi Estate Co., Ltd.	12,615,000	387,453
Mellon Financial Corp.	8,941,400	387,431
ICICI Bank Ltd.	17,000,000	387,154
Bank of New York Co., Inc.	9,195,000	372,949
XL Capital Ltd., Class A	3,545,000	289,130
SunTrust Banks, Inc.	3,150,000	281,263
AFLAC Inc.	4,645,000	245,535
PNC Financial Services Group, Inc.	3,000,000	221,400
Marshall & Ilsley Corp.	4,400,000	211,156
OJSC VTB Bank[1]	17,650,000	199,445
AMP Ltd.	21,000,000	175,580
Zions Bancorporation	2,145,000	172,587
HDFC Bank Ltd.	6,000,000	170,604
AXIS Capital Holdings Ltd.	3,140,000	124,250
Mitsubishi UFJ Financial Group, Inc.	7,330	84,274
Protective Life Corp.	1,500,000	75,045
Popular, Inc.	4,000,000	68,840
Umpqua Holdings Corp.	2,175,000	54,288
Old Republic International Corp.	2,450,000	53,067
Willis Group Holdings Ltd.	900,000	41,679
		15,077,140

MATERIALS — 4.59%
Potash Corp. of Saskatchewan Inc.	15,162,000	1,075,744
Barrick Gold Corp.	36,105,100	1,051,742
Syngenta AG	5,200,000	979,193
Freeport-McMoRan Copper & Gold Inc.	12,133,000	954,867
USX Corp.[2]	6,376,400	721,553
CRH PLC	14,328,586	695,821
Newmont Mining Corp.	16,898,000	687,411
Rio Tinto PLC	7,172,960	521,204
Monsanto Co.	8,107,034	499,393
Alcoa Inc.	9,250,000	381,840
Sealed Air Corp.[2]	10,225,300	330,277
BHP Billiton Ltd.	10,215,000	266,359
Newcrest Mining Ltd.	13,282,238	241,657
Kuraray Co., Ltd.	2,290,000	24,899
Dow Chemical Co.	306,900	13,927
		8,445,887

CONSUMER STAPLES — 4.51%
Altria Group, Inc.	29,536,700	2,100,059
Coca-Cola Co.	22,405,000	1,187,241
Walgreen Co.	23,391,100	1,055,640
PepsiCo, Inc.	14,200,000	970,286
Bunge Ltd.[2]	7,250,000	566,370
Wm. Wrigley Jr. Co.	7,762,500	454,883
Wal-Mart Stores, Inc.	5,950,000	283,220
Kerry Group PLC, Class A	8,965,824	262,323
SYSCO Corp.	7,350,000	243,432
Avon Products, Inc.	5,950,000	228,421
Procter & Gamble Co.	3,243,000	206,093
Whole Foods Market, Inc.	4,417,700	181,567
IAWS Group PLC	6,175,000	150,765
Constellation Brands, Inc., Class A1	6,200,000	150,660
Seven & I Holdings Co., Ltd.	3,450,000	99,729
Diageo PLC	4,000,000	85,294
General Mills, Inc.	1,235,000	75,631
		8,301,614

TELECOMMUNICATION SERVICES — 2.82%
Sprint Nextel Corp., Series 1	118,225,850	2,701,460
Qwest Communications International Inc.[1,2]	121,109,900	1,246,221
KDDI Corp.	60,129	513,543
Bharti Airtel Ltd.[1]	16,000,000	336,670
Telephone and Data Systems, Inc., Special Common Shares	2,303,100	133,580
Verizon Communications Inc.	2,584,350	112,497
France Télécom SA1	3,000,000	92,133
Embarq Corp.	689,237	44,290
Broadview Networks Holdings, Inc., Class A1,3,4	31,812	0
		5,180,394

UTILITIES — 0.26%
Questar Corp.	2,475,000	267,325
NRG Energy, Inc.[1]	2,500,000	219,725
		487,050

MISCELLANEOUS — 4.03%
Other common stocks in initial period of acquisition		7,423,649

Total common stocks (cost: $116,446,933,000)		164,935,627

		Market value
Preferred stocks — 0.00%	Shares	(000)

TELECOMMUNICATION SERVICES — 0.00%
Broadview Networks Holdings, Inc.[1,3,4]	1,272	$582

Total preferred stocks (cost: $21,000,000)		582

Convertible securities — 0.00%

INFORMATION TECHNOLOGY — 0.00%
ProAct Technologies Corp., Series C, convertible preferred[1,3,4]	6,500,000	13

Total convertible securities (cost: $163,000)		13

	Principal amount
Bonds & notes — 0.14%	(000)

CONSUMER DISCRETIONARY — 0.10%
Delphi Automotive Systems Corp. 6.55% 2006[5]	$58,190	67,937
Delphi Automotive Systems Corp. 6.50% 2009[5]	20,000	23,300
Delphi Corp. 6.50% 2013[5]	53,500	60,589
Delphi Automotive Systems Corp. 7.125% 2029[5]	22,000	25,685
		177,511

FINANCIALS — 0.04%
SunTrust Banks Inc. 5.29% 2007[6]	73,500	73,522

TELECOMMUNICATION SERVICES — 0.00%
Level 3 Financing, Inc. 12.25% 2013	7,950	9,341

Total bonds & notes (cost: $207,602,000)		260,374

Short-term securities — 10.24%

Federal Home Loan Bank 5.105%–5.15% due 6/1–8/29/2007	2,798,952	2,778,608
Freddie Mac 5.055%–5.15% due 6/7–11/13/2007	2,723,102	2,696,714
U.S. Treasury Bills 4.742%–4.927% due 6/21–11/15/2007	2,378,900	2,353,081
Fannie Mae 5.07%–5.15% due 6/1–10/5/2007	1,917,622	1,904,330
Bank of America Corp. 5.185%–5.23% due 6/8–10/29/2007	512,200	507,461
Ranger Funding Co. LLC 5.23%–5.25% due 6/11–7/16/2007[3]	60,339	60,115
JPMorgan Chase & Co. 5.22%–5.24% due 6/19–8/29/2007	275,000	273,405
Park Avenue Receivables Co., LLC 5.23%–5.26% due 6/5–8/24/2007[3]	177,122	176,450
Jupiter Securitization Co., LLC 5.23%–5.26% due 6/5–8/7/2007[3]	78,634	78,120
Procter & Gamble Co. 5.20%–5.23% due 6/4–8/1/2007[3]	527,290	525,751
Clipper Receivables Co., LLC 5.23%–5.24% due 6/4–7/24/2007[3]	426,100	424,327
State Street Corp. 5.20%–5.23% due 6/11–7/6/2007	100,000	99,672
Variable Funding Capital Corp. 5.225%–5.245% due 6/5–7/26/2007[3]	525,000	522,312
CAFCO, LLC 5.225%–5.25% due 6/4–8/28/2007[3]	438,900	435,600
Ciesco LLC 5.225%–5.23% due 7/13–7/18/2007[3]	85,000	84,466
General Electric Capital Services, Inc. 5.19%–5.22% due 8/1–9/18/2007	225,000	222,244
General Electric Co. 5.24% due 6/29/2007	50,000	49,788
Edison Asset Securitization LLC 5.21%–5.22% due 6/5–7/27/2007[3]	130,000	129,298
General Electric Capital Corp. 5.20%–5.21% due 8/27–9/18/2007	85,000	83,814
International Lease Finance Corp. 5.19%–5.22% due 6/7–8/29/2007	345,000	342,443
AIG Funding, Inc. 5.20%–5.21% due 6/4–9/11/2007	112,400	111,694
Federal Farm Credit Banks 5.09%–5.13% due 6/26–8/13/2007	443,255	440,631
Coca-Cola Co. 5.17%–5.20% due 6/14–8/22/2007[3]	334,400	331,656
Atlantic Industries 5.19% due 6/6–6/8/2007[3]	68,300	68,238
International Bank for Reconstruction and Development 5.12% due 6/4–7/2/2007	345,000	344,271
Johnson & Johnson 5.18% due 6/8–7/26/2007[3]	331,660	330,120
IBM Corp. 5.21%–5.23% due 6/19–6/29/2007[3]	237,700	236,876
IBM Capital Inc. 5.185%–5.20% due 6/7–6/18/2007[3]	75,000	74,862
Wal-Mart Stores Inc. 5.18%–5.20% due 6/19–8/21/2007[3]	308,500	306,196
CIT Group, Inc. 5.19%–5.25% due 6/12–8/31/2007[3]	289,100	286,526
HSBC Finance Corp. 5.20%–5.22% due 6/13–8/24/2007	236,900	235,389
AT&T Inc. 5.22%–5.24% due 6/27–7/24/2007[3]	234,500	232,918
Abbott Laboratories 5.22%–5.24% due 6/1–7/9/2007[3]	225,900	225,107
Paccar Financial Corp. 5.20%–5.22% due 6/26–9/4/2007	206,900	204,822
Union Bank of California, N.A. 5.26%–5.29% due 6/12–7/16/2007	200,000	199,987
Private Export Funding Corp. 5.17%–5.22% due 6/28–9/13/2007[3]	145,000	143,398
Honeywell International Inc. 5.14%–5.21% due 8/31–9/17/2007[3]	139,000	136,929
Prudential Funding LLC 5.18%–5.21% due 6/27–8/20/2007	130,400	129,418
American Express Credit Corp. 5.17%–5.20% due 6/21–7/17/2007	125,000	124,442
United Parcel Service Inc. 5.18%–5.19% due 7/27–7/31/2007[3]	100,000	99,152
Tennessee Valley Authority 5.105%–5.145% due 6/21–7/26/2007	89,086	88,573
NetJets Inc. 5.19%-5.22% due 6/1–8/13/2007[3]	83,400	82,880
Chevron Funding Corp. 5.19%–5.21% due 6/1–7/20/2007	75,000	74,813
FCAR Owner Trust I 5.25%–5.26% due 6/15–7/16/2007	75,000	74,609
Three Pillars Funding, LLC 5.24%–5.25% due 6/15–7/16/2007[3]	57,252	57,041
Caterpillar Financial Services Corp. 5.23% due 6/7/2007	50,000	49,951
Wells Fargo & Co. 5.22% due 6/29/2007	50,000	49,790
Harvard University 5.18% due 7/12/2007	50,000	49,698
Hershey Co. 5.20% due 6/1–7/17/2007[3]	45,000	44,827
E.I. duPont de Nemours and Co. 5.19% due 6/27/2007[3]	40,000	39,844
Triple-A One Funding Corp. 5.18%–5.23% due 6/18–6/28/2007[3]	30,117	30,017
Kimberly-Clark Worldwide Inc. 5.21% due 6/11/2007[3]	29,800	29,752
Harley-Davidson Funding Corp. 5.21–5.23% due 6/26–6/29/2007[3]	28,300	28,189
Illinois Tool Works Inc. 5.20% due 6/6/2007	25,000	24,978
USAA Capital Corp. 5.19% due 8/15/2007	25,000	24,727
McCormick & Co., Inc. 5.17% due 8/21/2007[3]	25,000	24,704
Home Depot Inc. 5.19% due 6/13/2007[3]	20,000	19,962
3M Co. 5.18% due 6/25/2007	20,000	19,928
Colgate-Palmolive Co. 5.20% due 6/6/2007[3]	15,300	15,287

Total short-term securities (cost: $18,836,201,000)		18,840,201

Total investment securities (cost: $135,511,899,000)		184,036,797
Other assets less liabilities		(23,197)

Net assets		$184,013,600

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $5,641,081,000, which represented 3.07% of the net assets of the fund.
4Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous," was $595,000.
5Scheduled interest and/or principal payment was not received.
6Coupon rate may change periodically.

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended May 31, 2007, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend Income (000)	Market value of affiliates at 5/31/07 (000)

Lowe’s Companies, Inc.	85,814,400	8,800,000	—	94,614,400	$13,787	$3,105,245
Target Corp.	39,985,000	5,499,502	—	45,484,502	15,647	2,839,597
Baker Hughes Inc.	11,385,000	10,669,000	1,500,000	20,554,000	5,634	1,695,294
Carnival Corp., units	36,100,000	—	—	31,600,000	30,915	1,593,904
Qwest Communications International Inc	106,563,100	20,546,800	6,000,000	121,109,000	—	1,246,221
EOG Resources, Inc.	12,470,000	3,340,000	—	15,810,000	3,317	1,215,789
USX Corp.	3,021,000	4,876,400	1,521,000	6,376,400	1,510	721,553
Smith International, Inc.	7,958,000	5,000,000	—	12,958,000	2,519	719,299
Linear Technology Corp.	19,850,000	—	—	19,850,000	10,124	712,417
KLA-Tencor Corp.	12,940,000	—	—	12,940,000	4,658	711,441
Southwest Airlines	38,868,877	9,395,000	—	48,263,877	386	690,656
Analog Devices Inc	15,216,666	3,700,000	—	18,916,666	9,837	684,972
Xilinx, Inc.	22,700,000	—	—	22,700,000	6,810	646,496
Bunge Ltd.	7,250,000	—	—	7,250,000	3,480	566,370
Altera Corp.	23,950,000	—	—	23,950,000	958	546,299
Limited Brands, Inc.	20,700,000	—	—	20,700,000	9,315	543,375
CONSOL Energy Inc.	7,400,000	—	—	7,400,000	1,554	359,566
CONSOL Energy Inc.	3,456,400	—	—	3,456,400	726	167,946
C. R. Bard, Inc.	4,388,482	2,336,018	500,000	6,224,500	2,754	525,410
BJ Services Co.	7,300,000	8,925,000	—	16,225,000	1,529	475,879
Advanced Micro Devices, Inc.	8,000,000	24,240,000	—	32,240,000	—	460,065
Southwestern Energy	—	10,385,000	1,165,000	9,220,000	—	438,872
Newfield Exploration Co.	8,264,800	—	—	8,264,800	—	397,041
CDW Corp.	4,000,000	—	—	4,000,000	—	340,560
Sealed Air Corp.	5,289,000	5,289,000	352,700	10,225,300	2,883	330,277
Applied Materials, Inc.*	88,815,000	—	42,690,000	46,125,000	9,699	—
Forest Laboratories, Inc.*	17,843,950	—	11,343,950	6,500,000	—	—
Freeport-McMoRan Copper & Gold Inc.*	9,596,000	4,721,500	2,184,500	12,133,000	27,802	—
Getty Images, Inc.*	3,050,000	—	1,000,000	2,050,000	—	—
Harman International Industries, Inc.*	—	3,760,000	1,278,300	2,481,700	97	—
Harrah’s Entertainment, Inc.*	9,823,036	—	7,102,000	2,721,036	5,467	—
Maxim Integrated Products, Inc.*	20,840,000	—	5,700,000	15,140,000	8,864	—
Potash Corp. of Saskatchewan Inc.*	5,304,000	10,108,000	250,000	15,162,000	2,029	—
Sabre Holdings Corp., Class A*	7,062,811	—	7,062,811	—	2,949	—
Zimmer Holdings, Inc.*	15,650,000	—	4,146,300	11,503,700	1,836	—
					$184,137	$21,734,544
*Unaffiliated issuer at 5/31/2007.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$49,517,049
Gross unrealized depreciation on investment securities	(1,097,199)
Net unrealized appreciation on investment securities	48,419,850
Cost of investment securities for federal income tax purposes	135,616,947

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-905-0707O-S6929

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA, INC.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: July 27, 2007

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: July 27, 2007